Share-based Payment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity incentive plan period	10 years
Exercise price for options outstanding | $	$ 21.11	$ 21.11
Weighted average remaining contractual life for the share options outstanding | yr	5.6	6.6
One year after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	33.00%
Two years after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	66.00%
Three years after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	100.00%